RECEIVABLES (Details 8) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item	Sep. 30, 2011 item
Retail and finance lease
Troubled Debt Restructurings
Number of contracts	1,100	2,500	1,500
Pre-modification value	$ 37,350	$ 82,700	$ 39,780
Post-modification value	34,833	53,300	37,555
Wholesale
Troubled Debt Restructurings
Number of contracts	5	5	5
Pre-modification value	21,623	15,000	21,000
Post-modification value	$ 20,274	$ 15,000	$ 21,000